Acquisitions - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2011 Customer Relationships	Dec. 31, 2012 Corporate Finance Segment	Oct. 31, 2012 Corporate Finance Segment	Mar. 31, 2012 Corporate Finance Segment	Sep. 30, 2010 2010 Acquisitions	Dec. 31, 2010 2010 Acquisitions	Jun. 30, 2010 2010 Acquisitions	Dec. 31, 2010 2010 Acquisitions Customer Relationships	Dec. 31, 2010 2010 Acquisitions Non-Competition Agreements
Business Acquisition [Line Items]
Purchase price allocation, goodwill	$ 18.6	$ 27.3	$ 14.8				$ 31.6		$ 47.2	$ 2.6
Common stock consideration in relation to price protection provision guarantees	4.2
Stock floor prices for common stock price guarantee provisions	$ 54.33
Stock floor prices for common stock price guarantee provisions	$ 69.48
Contingent consideration estimated fair value					10.0	25.4	1.1
Contingent consideration payment, due date					Dec. 31, 2017	Dec. 31, 2017
Contingent consideration cap amount					15.0	16.0			37.1
Initial acquisition price							3.1	86.4		2.8
Aggregate cash consideration			27.1				2.0	20.2		2.3
Purchase price allocation, identifiable intangible assets			6.3				6.5		6.9	0.2	5.8	1.3
Acquisition-date fair value of the total consideration transferred			30.0
Contingent consideration estimated fair value			2.9					18.2		0.5
Purchase price allocation, accounts receivable			24.2
Purchase price allocation, assumed liabilities			20.6
Acquisition-related costs		1.5
Weighted average amortization period (in years)				12 years 4 months 24 days							5 years	6 years
Cash held in escrow								8.6
Loan notes to selling shareholders								35.0
Reimbursement of seller expenses								$ 0.6
Beginning of term of contingent consideration payable annually									2010
End of term of contingent consideration payable annually									2015